Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 AUD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings | £	£ 5,032.7				£ 4,272.9
US revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings						$ 72
Average interest rate	0.00%	0.00%	0.00%	0.00%	1.11%	1.11%	1.11%
US commercial paper [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 0
US commercial paper [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 2			$ 41
Average interest rate	1.66%	1.66%	1.66%	1.66%	2.46%	2.46%	2.46%
Australian New Zealand revolving credit facilities [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 151			$ 310
Average interest rate	2.06%	2.06%	2.06%	2.06%	2.95%	2.95%	2.95%
Euro Commercial Paper Programme [Member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | £	£ 0.0				£ 255.0
Average interest rate					1.16%	1.16%	1.16%
US Dollar bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 1,563
Average interest rate	4.06%	4.06%	4.06%	4.06%
Eurobonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | €		€ 3,600
Average interest rate	2.05%	2.05%	2.05%	2.05%
Sterling bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | £	£ 650.0
Average interest rate	3.21%	3.21%	3.21%	3.21%